Expense Example - Class K shares - iShares MSCI Total International Index Fund - Class K shares	Apr. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	37
Expense Example, with Redemption, 5 Years	66
Expense Example, with Redemption, 10 Years	$ 152